Financial Risk Management and Financial Instruments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current assets (liabilities)	€ 702,100
Direct Exposure | Follow On Offering
Disclosure of detailed information about financial instruments [line items]
Current assets (liabilities)	797,900
Proceeds From Common Stock And Marketable Securities	€ 797,900
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average Duration Of Marketable Securities Current	6 years
Weighted Average Duration Of Marketable Securities Noncurrent	17 years 3 months 18 days
Weighted Average Duration Of Marketable Securities	11 years 2 months 12 days
Financial Assets Duration Period	0 months
Danish Kroner (DKK) [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency target percentage	4.50%